Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Allowance for doubtful accounts	$ 11,961	$ 11,926	$ 3,967
Inventory reserve	$ 150,000	150,000	0
Debt instrument, unamortized discount		$ 2,150,067
Preferred stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	5,700,250	5,700,250
Preferred stock, shares issued	988,000	988,000
Preferred stock, shares outstanding	988,000	988,000	988,140
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	2,500,000,000	2,500,000,000	2,500,000,000
Common stock, shares issued	1,709,122,945	1,004,709,546	786,308,041
Common stock, shares outstanding	1,709,122,945	1,004,709,546	786,308,041
Common stock issuable, shares	170,000,000	170,000,000	170,000,000
Loans Payable [Member]
Debt instrument, unamortized discount	$ 99,031	$ 0
Convertible Debt [Member]
Debt instrument, unamortized discount	$ 815,270	$ 2,150,067
Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	4,000,000	4,000,000	4,000,000
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Series B Preferred Stock [Member]
Preferred stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	1,200,000	1,200,000	1,200,000
Preferred stock, shares issued	488,000	488,000	488,000
Preferred stock, shares outstanding	488,000	488,000	488,000
Series C Preferred Stock [Member]
Preferred stock, par value		$ 0.00001	$ 0.00001
Preferred stock, shares authorized		250	250
Preferred stock, shares issued		0	140
Preferred stock, shares outstanding		0	140
Series D Preferred Stock [Member]
Preferred stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	500,000	500,000	500,000
Preferred stock, shares issued	500,000	500,000	500,000
Preferred stock, shares outstanding	500,000	500,000	500,000